UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	October 12, 2007

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	50
Form 13F Information Table Value Total:	$106,330

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105     1024    10939 SH       SOLE                    10939
ABBOTT LABORATORIES            COM              002824100     2722    50773 SH       SOLE                    50773
ALLTEL CORP                    COM              020039103     1382    19839 SH       SOLE                    19839
AMERICAN INTERNATIONAL GROUP   COM              026874107     3250    48048 SH       SOLE                    48048
ANHEUSER-BUSCH COMPANIES, INC. COM              035229103     1106    22125 SH       SOLE                    22125
APPLE COMPUTER INC             COM              037833100      315     2050 SH       SOLE                     2050
AT&T INC                       COM              00206r102      217     5126 SH       SOLE                     5126
BANK OF AMERICA CORP           COM              060505104      491     9769 SH       SOLE                     9769
CHEVRONTEXACO CORPORATION      COM              166751107      493     5268 SH       SOLE                     5268
CHICO'S FAS, INC.              COM              168615102     2257   160675 SH       SOLE                   160675
CISCO SYSTEMS INC              COM              17275R102     3035    91600 SH       SOLE                    91600
CITIGROUP                      COM              172967101      513    10994 SH       SOLE                    10994
CULLEN FROST BANKERS           COM              229899109     3149    62835 SH       SOLE                    62835
CVS CORP.                      COM              126650100     3194    80600 SH       SOLE                    80600
DISNEY WALT HOLDING CO         COM              254687106     3125    90883 SH       SOLE                    90883
DRS TECHNOLOGIES, INC.         COM              23330x100     3420    62050 SH       SOLE                    62050
EMC CORP MASS                  COM              268648102     2330   112000 SH       SOLE                   112000
EXXON MOBIL CORP               COM              302290101      987    10663 SH       SOLE                    10663
FOREST OIL CORPORATION         COM              346091606     3501    81350 SH       SOLE                    81350
GENERAL ELECTRIC CO            COM              369604103     4427   106944 SH       SOLE                   106944
HOME DEPOT                     COM              437076102     1886    58125 SH       SOLE                    58125
HOSPIRA, INC.                  COM              441060100     3325    80225 SH       SOLE                    80225
HUNT J B TRANSPORT SERVICES    COM              445658107      254     9650 SH       SOLE                     9650
ILLINOIS TOOL WORKS INC        COM              452308109     3126    52410 SH       SOLE                    52410
INTEL CORP                     COM              458140100     3082   119194 SH       SOLE                   119194
INTERNATIONAL BUSINESS MACHINE COM              459200101     1076     9138 SH       SOLE                     9138
JACOBS ENGINEERING GROUP, INC. COM              469814107     2683    35500 SH       SOLE                    35500
JOHNSON CONTROLS               COM              478366107     3575    30265 SH       SOLE                    30265
KIMBERLY CLARK CORP            COM              494368103     1148    16340 SH       SOLE                    16340
LAZARD LTD-CL A                COM              021260622     2792    65850 SH       SOLE                    65850
LONE STAR LIQUIDATING TRUST    COM              54229r102        3  1222357 SH       SOLE                  1222357
MEDTRONIC, INC.                COM              585055106     3627    64290 SH       SOLE                    64290
MICROSOFT CORP                 COM              594918104     2981   101184 SH       SOLE                   101184
NIKE, INC. CLASS B             COM              654106103     3179    54200 SH       SOLE                    54200
NMC, INC.                      COM              629196106        1   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      557     7600 SH       SOLE                     7600
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3651    88310 SH       SOLE                    88310
PROCTER & GAMBLE CO            COM              742718109      277     3940 SH       SOLE                     3940
REGIONS FINANCIAL CORPORATION  COM              7591EP100     1268    43010 SH       SOLE                    43010
SCHERING PLOUGH CORP           COM              806605101     2102    66470 SH       SOLE                    66470
TARGET STORES                  COM              87612E106     3346    52635 SH       SOLE                    52635
THE CHARLES SCHWAB CORP        COM              808513105     2491   115312 SH       SOLE                   115312
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3721    64475 SH       SOLE                    64475
UNITEDHEALTH GROUP, INC.       COM              91324P102     3156    65175 SH       SOLE                    65175
WAL MART STORES INC            COM              931142103     3556    81456 SH       SOLE                    81456
WRIGHT MEDICAL GROUP INC       COM              98235t107     3429   127840 SH       SOLE                   127840
XTO ENERGY, INC.               COM              98385X106     2509    40575 SH       SOLE                    40575
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      560    42910 SH       SOLE                    42910
VANGUARD 500 INDEX FUND - ADMI                                1006     7151 SH       SOLE                     7151
VANGUARD INSTL INDEX-INST PL                    922040209     1023     7333 SH       SOLE                     7333